UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22384

Nile Capital Investment Trust

(Exact name of registrant as specified in charter)

116 Village Blvd., Suite 306

Princeton, NJ 08540

(Address of principal executive offices)

(Zip code)

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street, Suite 110, Wilmington, Delaware 19801

              (Name and address of agent for service)

Registrant's telephone number, including area code:

877-682-3742

Date of fiscal year end:

3/31

Date of reporting period: 9/30/18

Item 1.  Reports to Stockholders.

Nile Africa, Frontier and Emerging Fund

Semi-Annual Report

September 30, 2018

Investor Information: 1-877-68-AFRICA (1-877-682-3742)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Nile Africa, Frontier and Emerging Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

NILE FUNDS 2018 SEMIANNUAL REPORT

Introduction

Nile Capital Management is pleased to announce its 2018 semiannual update for the Nile Africa, Frontier and Emerging Fund (Symbol: NAFAX), an actively managed mutual fund that focuses on the continent of Africa, frontier and emerging markets. This report covers the period from March 31, 2018 through September 30, 2018.

Performance Overview

For the six month period ending September 30, 2018, the Nile Africa, Frontier and Emerging Fund (NAFAX, load-waived) returned -17.67%. Performance of aggregate indices were negative for the period, with the MSCI Emerging Markets Index returning -8.97%, MSCI Frontier Markets Index returning -16.87% and Dow Jones Africa Titans 50 Index returning -11.90%. Major markets in Africa have had negative performance due in part to the strength of the U.S. Dollar as well as concerns regarding international trade disruptions caused by policies from the current U.S. administration. For the period, equity market indices for Egypt, Kenya, Nigeria and South Africa have returned -19.77%, -21.58%, -22.07% and -15.98% respectively in US dollar terms.

From a factor standpoint, value and size factors have underperformed in the Africa region. For example, for the six month period ending September 30, 2018, the difference of the MSCI South Africa Small Cap index minus the MSCI South Africa Large cap index was -4.66%, while the MSCI South Africa Value index minus the MSCI South Africa Growth index was -3.93% for the period. Similarly, the Russell Frontier Nigeria Small Cap index underperformed its Large Cap counterpart by -11.91%.

From its inception on 4/28/10 through 9/30/18, the Fund has returned +2.11% annualized. This compares to performance of +3.00% for the MSCI Emerging Markets Index, +3.53% for the MSCI Frontier Markets Index, and -1.29% for the Dow Jones Africa Titans 50 Index over the same period.

What Worked, What Did Not

On a country level, Kenya detracted the least from performance for the past 6 months. On an industry level, specialty chemicals was the top contributing industry in the portfolio for the past 6 months. The strongest individual contributor was Robertet SA1, a French fragrance, aromatic ingredients and liquid flavoring firm with operations in Africa, Europe and the Middle East.

On the other side, South Africa was the worst performing country and diversified banks was the worst performing industry in the portfolio. The top individual detractor to performance was Shoprite Holdings Ltd1, one of Africa’s largest food retailers. Low wage growth in South Africa and increasing transport costs have put pressures on margins for the firm. We are monitoring the company for improvements in case any opportunities arise.

Conclusion

Our portfolios remain positioned to capture the long-term dynamics of economic growth in Africa and the frontier.

We thank you for your continued interest, loyalty and investment.  We believe Africa today holds much of the long-term promise and many of the investment opportunities that China, India and Brazil did 20 years ago. In addition, Africa has vast natural resources and infrastructure opportunities that may greatly increase business efficiencies, industrial output and standards of living.

At times, investing in Africa and the frontier and emerging markets can be a bumpy ride. But we are gratified you have decided to invest with us.

Larry Seruma,

Chief Investment Officer

1 As of 9/30/2018, Robertet and Shoprite were 4.7% and 4.9% of the portfolio respectively

Nile Africa, Frontier and Emerging Fund Performance Summary as of September 30, 2018
Fund Inception Date is 4/28/2010

Fund Name	6 Month Return	1 Year Return	5 Year Annualized Return	Annualized Return Since Inception
Nile Africa, Frontier & Emerging Fund (NAFAX) Without Load	-17.67%	-3.24%	-3.65%	2.11%
Nile Africa, Frontier & Emerging Fund (NAFAX) With 5.75% Load	-22.42%	-8.84%	-4.79%	1.40%
Dow Jones Africa Titans 50 Index	-11.90%	-2.01%	-3.78%	-1.29%
MSCI Emerging Markets Index	-8.97%	-0.81%	3.61%	3.00%
MSCI Frontier Markets Index	-16.87%	-7.73%	2.87%	3.53%

Returns for Nile Africa, Frontier and Emerging Fund are for the A Share Class (NAFAX) only, other share classes will vary.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. As stated in the current prospectus, Nile Africa, Frontier and Emerging Fund's total annual operating expense ratio (gross) is 3.01% for Class A. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until July 31, 2019, to ensure that the Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any acquired fund fees and expenses, borrowing costs, taxes and extraordinary expenses) will not exceed 2.50% for Class A shares, subject to possible recoupment from the Funds in future years. Please review the Fund's prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month-end, please call toll-free 1-877-682-3742.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.  Past performance is no guarantee of future results.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Nile Funds. This and other important information about the Funds is contained in the prospectus, which can be obtained by calling 1-877-682-3742. The prospectus should be read carefully before investing. The Nile Funds are distributed by Northern Lights Distributors, LLC. Nile Capital Management, LLC is not affiliated with Northern Lights Distributors, LLC.

Mutual Funds involve risk, including possible loss of principal. Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries.

Adverse changes in currency exchange rates may erode or reverse any potential gains from the Fund's investments. ETF's are subject to specific risks, depending on the nature of the underlying strategy of the fund. These risks could include liquidity risk, sector risk, as well as risks associated with fixed income securities, real estate investments, and commodities, to name a few. Non-diversification risk, as the Funds are more vulnerable to events affecting a single issuer. Investments in underlying funds that own small and mid-capitalization companies may be more vulnerable than larger, more established organizations. The Fund's exposure to companies primarily engaged in the natural resource markets may subject the Fund to greater volatility than investments in a wider variety of industries.

There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In general, the price of a fixed income security falls when interest rates rise. The Fund may invest, directly or indirectly, in "junk bonds." Such securities are speculative investments that carry greater risks than higher quality debt securities.

Dow Jones Africa Titans 50 Index: Measures the stock performance of 50 leading companies that are headquartered or generate the majority of their revenues in Africa. Stocks are selected to the index by float-adjusted market capitalization, subject to screens for size and liquidity.

MSCI Emerging Markets Index: A market-capitalization weighted index of emerging market country indices.

MSCI Frontier Markets Index: A market-capitalization weighted index of frontier market country indices.

You cannot invest directly in an index.

7646-NLD-11/8/2018

Nile Africa, Frontier and Emerging Fund
Portfolio Review (Unaudited)
September 30, 2018

The Fund's performance figures for each of the below periods ended September 30, 2018, as compared to its benchmarks:

		Six Months	One Year	Three Years	Five Years	Since Inception *
Nile Africa, Frontier and Emerging Fund
Class A - Without Sales Load		(17.67)%	(3.24)%	(0.89)%	(3.65)%	2.11%
Class A - With Sales Load **		(22.42)%	(8.84)%	(2.82)%	(4.79)%	1.40%
Class C		(17.98)%	(4.01)%	(1.63)%	(4.37)%	1.33%
Institutional Class		(17.54)%	(3.03)%	(0.65)%	(3.42)%	0.40%
MSCI Frontier Markets Index (Since 4/28/10 - Class A and Class C)		(16.87)%	(7.73)%	5.32%	2.87%	3.53%
MSCI Frontier Markets Index (Since 11/3/10 - Institutional Class)		(16.87)%	(7.73)%	5.32%	2.87%	2.79%
MSCI Emerging Markets Index (Since 4/28/10 - Class A and Class C)		(8.97)%	(0.81)%	12.36%	3.61%	3.00%
MSCI Emerging Markets Index (Since 11/3/10 - Institutional Class)		(8.97)%	(0.81)%	12.36%	3.61%	1.46%

* Class A and Class C Shares commenced operations on April 28, 2010. Institutional Class Shares commenced operations on November 3, 2010.
** Adjusted for initial maximum sales charge of 5.75%.

The MSCI Frontier Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of frontier markets. The MSCI Frontier Markets Index consists of the following 26 frontier market country indices: Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kenya, Kuwait, Lebanon, Lithuania, Kazakhstan, Mauritius, Nigeria, Oman, Pakistan, Qatar, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, Trinidad & Tobago, Ukraine, United Arab Emirates, and Vietnam. Investors cannot invest directly in an index or benchmark.

The MSCI Emerging Markets Index is a float-adjusted market capitalization index that consists of indices in 23 emerging economies: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than the original cost. Performance for periods greater than one year have been annualized. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund's expenses. The Fund's total gross annual operating expenses, including underlying funds, as stated in the Fund's August 1, 2018 Prospectus, are 3.01%, 3.76% and 2.76% for Class A, Class C and the Institutional Class, respectively. For performance information current to the most recent month-end, please call 1-877-68-AFRICA (1-877-682-3742). Class A shares are subject to a maximum initial sales charge (load) of 5.75% of the amount invested.

Portfolio Analysis
As of September 30, 2018

	Sector/Investment Type	% of Net Assets		Country	% of Total Investments (a)
	Banks	19.2%		South Africa	62.0%
	Internet	18.8%		France	11.0%
	Insurance	18.1%		Kenya	8.0%
	Diversified Financial Services	9.9%		Nigeria	7.8%
	Computers	6.1%		United States	5.8%
	Media	6.0%		Egypt	4.7%
	Food	5.0%		United Arab Emirates	0.7%
	Chemicals	4.8%		Total	100.0%
	Agriculture	1.9%
	Telecommunications	1.3%		(a) Percentages may differ from the portfolio of investments which are
	Transportation	0.7%		based on Fund net assets.
	Money Market Fund	5.7%
	Other Assets in Excess of Liabilities	2.5%
	Total	100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund's holdings.

Nile Africa, Frontier and Emerging Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares		Fair Value

	COMMON STOCK - 91.8%
	AGRICULTURE - 1.9%
196,425	Eastern Tobacco	$ 207,605

	BANKS - 19.2%
64,943	Commercial International Bank Egypt SAE	296,140
86,606,666	FCMB Group PLC	422,790
114,000	FirstRand Ltd.	546,749
2,350,000	Guaranty Trust Bank PLC	235,564
35,900	Standard Bank Group Ltd.	443,954
7,650,000	United Bank for Africa PLC	176,236
		2,121,433
	CHEMICALS - 4.8%
834	Robertet SA	523,094

	COMPUTERS - 6.1%
513,487	Alviva Holdings Ltd.	671,284

	DIVERSIFIED FINANCIAL SERVICES - 9.9%
7,580	Capitec Bank Holdings Ltd.	548,626
33,850	PSG Group Ltd.	547,771
		1,096,397
	FOOD - 5.0%
40,350	Shoprite Holdings Ltd.	546,459

	INSURANCE - 18.1%
61,800	Discovery Ltd.	742,408
4,700,000	Kenya Reinsurance Corp. Ltd.	715,724
97,040	Sanlam Ltd.	542,485
		2,000,617
	INTERNET - 18.8%
9,640	Naspers Ltd.	2,078,814

	MEDIA - 6.0%
699	Financiere de L'Odet SA	656,006

	TELECOMMUNICATIONS - 1.3%
600,000	Safaricom PLC	145,833

	TRANSPORTATION - 0.7%
70,000	Aramex PJSC	78,708

	TOTAL COMMON STOCK (Cost - $9,803,189)	10,126,250

	SHORT-TERM INVESTMENTS - 5.7%
	MONEY MARKET FUND - 5.7%
628,180	Invesco Short-Term Investment Trust Treasury Portfolio - Cash Management Class, 1.89% +	628,180
	TOTAL SHORT-TERM INVESTMENTS (Cost - $628,180)

	TOTAL INVESTMENTS - 97.5% (Cost - $10,431,369)	$ 10,754,430
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%	278,286
	NET ASSETS - 100.0%	$ 11,032,716

	PLC - Public Limited Company
	+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2018.

Nile Africa, Frontier and Emerging Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2018

Assets:
Investments in Securities:
At cost	$ 10,431,369
At value	$ 10,754,430
Foreign Currency (identified cost $57,638)	25,588
Receivable for Securities Sold	233,919
Dividends and Interest Receivable	26,065
Receivable for Fund Shares Sold	50
Prepaid Expenses and Other Assets	21,899
Total Assets	11,061,951

Liabilities:
Accrued Advisory Fees	3,385
Payable to related parties	586
Payable for Fund Shares Redeemed	164
Other Accrued Liabilities	25,100
Total Liabilities	29,235

Net Assets	$ 11,032,716

Net Asset Value, Offering and Redemption Price Per Share
Class A Shares:
Net Assets	$ 8,249,034
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	747,569
Net Asset Value and Redemption Price Per Share (a)
(Net assets/Shares of Beneficial Interest)	$ 11.03
Maximum Offering Price ($11.03/.9425)	$ 11.70

Class C Shares:
Net Assets	$ 611,608
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	58,043
Net Asset Value, Offering Price and Redemption Price Per Share (a)
(Net assets/Shares of Beneficial Interest)	$ 10.54

Institutional Class Shares:
Net Assets	$ 2,172,074
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	194,189
Net Asset Value, Offering Price and Redemption Price Per Share (a)
(Net assets/Shares of Beneficial Interest)	$ 11.19

Composition of Net Assets:
At September 30, 2018, Net Assets consisted of:
Paid-in-Capital	$ 14,544,016
Accumulated Net Investment Loss	(47,748)
Accumulated Net Realized Loss From Investments
and Foreign Currency Transactions	(3,754,343)
Net Unrealized Appreciation on
Investments and Foreign Currency Translations	290,791
Net Assets	$ 11,032,716

(a) Subject to a 2.00% redemption fee on shares redeemed in less than 90 days.

Nile Africa, Frontier and Emerging Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2018

Investment Income:
Dividend Income (net of $22,444 foreign taxes)	$ 183,136
Interest Income	4,979
Total Investment Income	188,115

Expenses:
Investment Advisory Fees	92,701
Distribution Fees
Class A	11,508
Class C	3,405
Registration & Filing Fees	25,069
Administration Fees	12,553
Transfer Agent Fees	11,966
Fund Accounting Fees	9,020
Insurance Expense	8,023
Audit Fees	7,520
Legal Fees	7,508
Trustees Fees	6,995
Custody Fees	5,984
Printing Expense	5,014
Shareholder Service Fees	1,510
Miscellaneous Expenses	1,253
Total Expenses	210,029
Expenses Waived by the Advisor	(56,264)
Net Expenses	153,765

Net Investment Income	34,350

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net Realized Gain on:
Investments	30,641
Foreign Currency Transactions	42,265
Net Change in Unrealized Depreciation on:
Investments	(2,503,872)
Foreign Currency Translations	(45,336)
Net Realized and Unrealized Loss on Investments and Foreign Currency	(2,476,302)

Net Decrease in Net Assets Resulting From Operations	$ (2,441,952)

Nile Africa, Frontier and Emerging Fund
STATEMENTS OF CHANGES IN NET ASSETS
	For the
	Six Months Ended	For the Year
	September 30, 2018	Ended
	(Unaudited)	March 31, 2018

Operations:
Net Investment Income (Loss)	$ 34,350	$ (105,221)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	72,906	(597,949)
Capital Gain Distributions from other Investment Companies
Net Change in Unrealized Appreciation (Depreciation) on Investments and
Foreign Currency Translations	(2,549,208)	3,094,522
Net Increase (Decrease) in Net Assets Resulting From Operations	(2,441,952)	2,391,352

Beneficial Interest Transactions:
Class A:
Proceeds from Shares Issued (27,038 and 33,371 shares, respectively)	322,188	402,782
Cost of Shares Redeemed (44,165 and 294,181 shares, respectively)	(506,022)	(3,492,030)
Total Class A Transactions	(183,834)	(3,089,248)

Class C:
Proceeds from Shares Issued (1,788 and 715 shares, respectively)	19,850	7,764
Cost of Shares Redeemed (3,483 and 18,284 shares, respectively)	(39,907)	(211,568)
Total Class C Transactions	(20,057)	(203,804)

Institutional Class:
Proceeds from Shares Issued (371 and 12,451 shares, respectively)	5,000	152,358
Cost of Shares Redeemed (23,023 and 115,983 shares, respectively)	(291,074)	(1,388,306)
Total Institutional Class Transactions	(286,074)	(1,235,948)

Redemption Fees	-	1,329

Net Decrease in Net Assets Resulting From Beneficial Interest Transactions	(489,965)	(4,527,671)

Net Decrease in Net Assets	(2,931,917)	(2,136,319)

Net Assets:
Beginning of Period	13,964,633	16,100,952
End of Period	$ 11,032,716	$ 13,964,633

Accumulated Net Investment Loss at End of Period	$ (47,748)	$ (82,098)

Nile Africa, Frontier and Emerging Fund
FINANCIAL HIGHLIGHTS - CLASS A
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the
	Six Months Ended		For the Year		For the Year		For the Year		For the Year	For the Year
	September 30, 2018		Ended		Ended		Ended		Ended	Ended
	(Unaudited)		March 31, 2018		March 31, 2017		March 31, 2016		March 31, 2015	March 31, 2014

Net Asset Value, Beginning of Period	$ 13.41		$ 11.31		$ 10.26		$ 13.24		$ 14.55	$ 14.28
From Operations:
Net investment income (loss) (a)	0.03		(0.09)		(0.10)		(0.10)		0.04	0.13
Net gain (loss) on investments and foreign
currency (both realized and unrealized)	(2.41)		2.19		1.15		(2.87)		(1.03)	0.56
Total from operations	(2.38)		2.10		1.05		(2.97)		(0.99)	0.69
From redemption fees (b)	-		0.00		0.00		0.00		0.00	0.00
Distributions to shareholders from:
Net investment income	-		-		-		-		-	(0.40)
Net realized gains	-		-		-		(0.01)		(0.32)	(0.02)
Total distributions	-		-		-		(0.01)		(0.32)	(0.42)
Net Asset Value, End of Period	$ 11.03		$ 13.41		$ 11.31		$ 10.26		$ 13.24	$ 14.55

Total Return	(17.67)%	(c,d)	18.57%	(c)	10.23%	(c)	(22.45)%	(c)	(6.76)%	4.92%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 8,249		$ 10,253		$ 11,597		$ 14,033		$ 24,683	$ 31,202
Ratio to average net assets:
Expenses, Gross	3.41%	(e)	3.00%		2.93%		2.71%		2.42%	2.49%
Expenses, Net of Reimbursement/Recoupment	2.50%	(e)	2.50%		2.50%		2.50%		2.50%	2.50%
Net investment income (loss), Gross	(0.38)%	(e)	(1.23)%		(1.35)%		(1.07)%		0.37%	0.95%
Net investment income (loss), Net of Reimbursement/Recoupment	0.53%	(e)	(0.73)%		(0.92)%		(0.86)%		0.28%	0.94%
Portfolio turnover rate	8%	(d)	87%		72%		82%		151%	113%

(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each year.
(b) Amount less than $0.01.

(c) Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.  Total returns shown exclude the effect of applicable sales charges.

(d) Not annualized.
(e) Annualized.

Nile Africa, Frontier and Emerging Fund
FINANCIAL HIGHLIGHTS - CLASS C
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the
	Six Months Ended		For the Year		For the Year		For the Year		For the Year	For the Year
	September 30, 2018		Ended		Ended		Ended		Ended	Ended
	(Unaudited)		March 31, 2018		March 31, 2017		March 31, 2016		March 31, 2015	March 31, 2014

Net Asset Value, Beginning of Period	$ 12.85		$ 10.92		$ 9.98		$ 12.98		$ 14.38	$ 14.10
From Operations:
Net investment income (loss) (a)	(0.01)		(0.18)		(0.17)		(0.19)		(0.06)	0.06
Net gain (loss) on investments and foreign
currency (both realized and unrealized)	(2.30)		2.11		1.11		(2.80)		(1.02)	0.52
Total from operations	(2.31)		1.93		0.94		(2.99)		(1.08)	0.58
From redemption fees (b)	-		0.00		0.00		0.00		0.00	0.00
Distributions to shareholders from:
Net investment income	-		-		-		-		-	(0.28)
Net realized gains	-		-		-		(0.01)		(0.32)	(0.02)
Total distributions	-		-		-		(0.01)		(0.32)	(0.30)
Net Asset Value, End of Period	$ 10.54		$ 12.85		$ 10.92		$ 9.98		$ 12.98	$ 14.38

Total Return	(17.98)%	(c,d)	17.67%	(c)	9.42%	(c)	(23.05)%	(c)	(7.47)%	4.18%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 612		$ 768		$ 844		$ 1,240		$ 2,208	$ 3,087
Ratio to average net assets:
Expenses, Gross	4.16%	(e)	3.75%		3.68%		3.46%		3.17%	3.24%
Expenses, Net of Reimbursement/Recoupment	3.25%	(e)	3.25%		3.25%		3.25%		3.25%	3.25%
Net investment income (loss), Gross	(1.10)%	(e)	(2.01)%		(2.10)%		(1.82)%		(0.36)%	0.41%
Net investment income (loss), Net of Reimbursement/Recoupment	(0.19)%	(e)	(1.51)%		(1.67)%		(1.61)%		(0.44)%	0.40%
Portfolio turnover rate	8%	(d)	87%		72%		82%		151%	113%

(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each year.
(b) Amount less than $0.01.

(c) Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(d) Not annualized.
(e) Annualized.

Nile Africa, Frontier and Emerging Fund
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the
	Six Months Ended		For the Year		For the Year		For the Year		For the Year	For the Year
	September 30, 2018		Ended		Ended		Ended		Ended	Ended
	(Unaudited)		March 31, 2018		March 31, 2017		March 31, 2016		March 31, 2015	March 31, 2014

Net Asset Value, Beginning of Period	$ 13.57		$ 11.42		$ 10.33		$ 13.31		$ 14.59	$ 14.31
From Operations:
Net investment income (loss) (a)	0.05		(0.06)		(0.07)		(0.07)		0.06	0.16
Net gain (loss) on investments and foreign
currency (both realized and unrealized)	(2.43)		2.21		1.16		(2.90)		(1.02)	0.57
Total from operations	(2.38)		2.15		1.09		(2.97)		(0.96)	0.73
From redemption fees (b)	-		0.00		0.00		0.00		0.00	0.00
Distributions to shareholders from:
Net investment income	-		-		-		-		-	(0.43)
Net realized gains	-		-		-		(0.01)		(0.32)	(0.02)
Total distributions	-		-		-		(0.01)		(0.32)	(0.45)
Net Asset Value, End of Period	$ 11.19		$ 13.57		$ 11.42		$ 10.33		$ 13.31	$ 14.59

Total Return	(17.54)%	(c,d)	18.83%	(c)	10.55%	(c)	(22.33)%	(c)	(6.53)%	5.19%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 2,172		$ 2,944		$ 3,660		$ 4,184		$ 7,121	$ 9,836
Ratio to average net assets:
Expenses, Gross	3.16%	(e)	2.75%		2.68%		2.46%		2.17%	2.24%
Expenses, Net of Reimbursement/Recoupment	2.25%	(e)	2.25%		2.25%		2.25%		2.25%	2.25%
Net investment income (loss), Gross	(0.07)%	(e)	(0.96)%		(1.10)%		(0.82)%		0.53%	1.12%
Net investment income (loss), Net of Reimbursement/Recoupment	0.84%	(e)	(0.46)%		(0.67)%		(0.61)%		0.44%	1.11%
Portfolio turnover rate	8%	(d)	87%		72%		82%		151%	113%

(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each year.
(b) Amount less than $0.01.

(c) Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(d) Not annualized.
(e) Annualized.

Nile Africa, Frontier and Emerging Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2018

1.

ORGANIZATION

The Nile Africa, Frontier and Emerging Fund (formerly the Nile Pan Africa Fund) (the “Fund”) is a non-diversified series of shares of beneficial interest of the Nile Capital Investment Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2010.  The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The Fund’s investment objective is to provide long term total return.  The Fund currently offers Class A, Class C and Institutional Class shares.  Class C and Institutional Class shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class is subject to a 2.00% fee on shares redeemed less than 90 days of purchase.  Class A and Class C shares commenced operations on April 28, 2010.  Institutional Class shares commenced operations on November 3, 2010.

Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) administrator, and (ii) advisor.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) administrator and (ii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the

Nile Africa, Frontier and Emerging Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2018

securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the securities embedded option values; (xiii) and information about the financial condition of the issuer and its prospects.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of September 30, 2018 for the Fund’s investments measured at fair value:

*Please refer to the Portfolio of Investments for industry classifications.

There were no significant transfers between Level 1 and Level 2 during the period presented for the Fund. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Nile Africa, Frontier and Emerging Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2018

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Concentration of Risk - Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States.  These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015-2017, or expected to be taken in the Fund’s 2018 tax returns.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Pursuant to an investment advisory agreement (the “Advisory Agreement”), with the Trust on behalf of the Fund, investment advisory services are provided to the Fund by Nile Capital Management, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives a monthly fee calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the six months ended September 30, 2018, advisory fees incurred by the Fund were $92,701.

Nile Africa, Frontier and Emerging Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2018

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2019, to ensure that Total Annual Fund Operating Expenses After Fee Waiver (exclusive of: any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses which may include indemnification of Fund officers and trustees, and contractual indemnification of Fund service providers) will not exceed 2.50% for Class A shares, 3.25% for Class C shares and 2.25% for Institutional Class shares average daily net assets. Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three fiscal years of when the amounts were waived or reimbursed if such recoupment can be achieved within the lesser of the expense limits then in place or in place at the time of waiver. For the six months ended September 30, 2018, the Adviser waived management fees in the amount of $56,264. As of September 30, 2018, the total amount of expense reimbursements subject to recapture is $205,835 of which $56,466 is subject to recapture by March 31, 2019, $77,870 is subject to recapture by March 31, 2020 and $71,499 is subject to recapture by March 31, 2021.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”).  The Board has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% and 1.00% per year of its average daily net assets for Class A shares and Class C shares, respectively, for such distribution and shareholder service activities. For the six months ended September 30, 2018, the Fund incurred distribution fees of $11,508 and $3,405 for Class A shares and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  During the six months ended September 30, 2018, the Distributor received $403 in underwriting commissions for sales of Class A shares of the Fund, of which $52 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Fund.  Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Trustees – Each Trustee who is not affiliated with the Trust or Adviser receives a quarterly fee of $1,500, as well as reimbursement for any reasonable expenses incurred attending the meetings.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended September 30, 2018 for the Fund were $891,572 and $1,219,370, respectively.

5.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

6.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of March 31, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from investments is primarily attributable to the tax deferral of losses on wash sales.  The unrealized appreciation in the table above includes net unrealized foreign currency gains of $13,066.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $82,098.

At March 31, 2018, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses) and net operating losses, resulted in reclassifications for the year ended March 31, 2018 as follows:

7.

REDEMPTION FEES

The Fund may assess a redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 90 days.  For the six months ended September 30, 2018 the Fund assessed $0 in redemption fees.

8.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under section 2(a)(9) of the 1940 Act. As of September 30, 2018, the shareholders listed below held more than 25% of the voting securities of Fund shares for the benefit of others:

Shareholder

Percent

Charles Schwab & Co.

26.08%

9.

NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.  Early adoption is allowed.  At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In September 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification” which is intended to amend certain disclosure requirements that have become redundant, duplicative, overlapping, outdated or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. These changes will be effective November 5, 2018.   Management is currently evaluating the impact that this release will have on the Fund’s financial statements and related disclosures.

10.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Nile Africa, Frontier and Emerging Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

September 30, 2018

As a shareholder of the Nile Africa, Frontier and Emerging Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from

April 1, 2018 through September 30, 2018.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period*	Ending Account Value 9/30/18	Expenses Paid During Period*
Nile Africa, Frontier and Emerging Fund
Class A	2.50%	$1,000.00	$823.30	$11.43	$1,012.53	$12.61
Class C	3.25%	$1,000.00	$820.20	$14.83	$1,008.77	$16.37
Institutional Class	2.25%	$1,000.00	$824.60	$10.29	$1,013.79	$11.36

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE
FACTS		WHAT DOES NILE CAPITAL INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

    ▪ Social Security number                                 ▪ Purchase History

    ▪ Assets                                                            ▪ Account Balances

    ▪ Retirement Assets                                         ▪ Account Transactions

    ▪ Transaction History                                      ▪ Wire Transfer Instructions

    ▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Nile Capital Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Nile Capital Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?		Call 1-877-682-3742

Who we are
Who is providing this notice?	Nile Capital Investment Trust
What we do
How does Nile Capital Investment Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Nile Capital Investment Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Nile Capital Investment Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Nile Capital Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Nile Capital Investment Trust doesn’t jointly market.

Investment Adviser

Nile Capital Management, LLC

116 Village Blvd., Suite 306

Princeton, NJ 08540

Distributor

Northern Lights Distributors, LLC

17605 Wright Street, Suite 2
Omaha, NE 68130

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Ave, Suite 800

Cleveland, OH 44115

Transfer Agent

Gemini Fund Services, LLC

17605 Wright Street, Suite 2
Omaha, NE 68130

Administrator

Gemini Fund Services, LLC

80 Arkay Dr., Suite 110

Hauppauge, NY 11788

Custodian

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-68-AFRICA (1-877-682-3742) or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-68-AFRICA (1-877-682-3742).

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Peter A. Feinstein, David Friedenshohn and Karl E. White are considered audit committee financial experts (Financial Expert), as defined in Item 3 of Form N-CSR.  Each Financial Expert is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13.  Exhibits.

(a)(1)

Not applicable

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nile Capital Investment Trust

By (Signature and Title)

/s/Larry Seruma

       Larry Seruma, Principal Executive Officer/President

Date

12/4/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Larry Seruma

        Larry Seruma, Principal Executive Officer/President

Date

12/4/2018

By (Signature and Title)

/s/Andy Chen

       Andy Chen, Principal Financial Officer/Secretary and Treasurer

Date

12/4/2018